Schedule of Remaining Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Leases
2025	$ 8
2026	11
2027	3
Thereafter
Total future minimum lease obligation	$ 22	$ 5